Loans and financing - Rollforward (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and financing
Beginning of the year	BRL 16,152,511	BRL 12,743,832
Borrowings	8,657,127	7,904,486
Interest expense	1,106,063	717,329
Foreign exchange gains (losses), net	232,960	(1,716,123)
Repayments - principal amount	(5,710,288)	(2,746,808)
Interest paid	(1,046,117)	(606,282)
Additional transaction costs	(158,154)	(162,949)
Other	64,461	19,026
End of the year	BRL 19,298,563	BRL 16,152,511